SUBSEQUENT EVENTS (Details Narrative) - USD ($)									12 Months Ended
	Sep. 15, 2026	Sep. 02, 2026	Apr. 15, 2026	Mar. 06, 2026	Feb. 09, 2026	Jan. 13, 2026	Jan. 08, 2026	Oct. 01, 2025	Jul. 31, 2026
Subsequent Event [Line Items]
Conversion of shares									468,778
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued			800
Common Stock [Member]
Subsequent Event [Line Items]
Conversion of shares				567,023	176,470		907,507	1,397,655
Shares issued						1,362,990
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument carrying amount		$ 862,083
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued	800
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of shares	1,264,644	2,924,082